Supplement to Fidelity's Targeted International
Equity Funds
December 29, 2000 Prospectus

Shareholder Meeting. OnFebruary 14, 2001, a meeting of the shareholders of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund was held to vote on various fund proposals. This meeting was adjourned until March 14, 2001 for the fund proposals for Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund and for all trust-wide proposals. Shareholders of record on December 18, 2000 are entitled to vote at this meeting.

Included in the proxy statement is a proposal to revise Fidelity Pacific Basin Fund's management fee to provide for lower fees when FMR's assets under management exceed $587 billion, to change the performance adjustment benchmark for the fund, and to allow FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the first bullet found under the heading "Principal Investment Strategies" for Canada Fund in the "Investment Summary" section on page 3.

  Normally investing at least 65% of total assets in securities of Canadian issuers.

The following information supplements the information found under the heading "Principal Investment Strategies" for Canada Fund in the "Investment Summary" section on page 3.

  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.

The following information supplements the information found under the heading "Principal Investment Risks" for Canada Fund in the "Investment Summary" section on page 3.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

The following information replaces similar information found under the heading "Principal Investment Strategies" for China Region Fund in the "Investment Summary" section on page 3.

  Investing up to 35% of total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market.

The following information replaces similar information found under the heading "Principal Investment Risks" for China Region Fund in the "Investment Summary" section on page 3.

  Geographic Concentration in the China Region. The Hong Kong, Taiwanese, and Chinese economies are generally considered emerging markets and can be significantly affected by general economic and political conditions in other Asian countries and changes in Chinese government policy. A small number of companies represent a large portion of the China Region market as a whole and a small number of industries represent a large portion of the Hong Kong, Taiwanese, and Chinese market as a whole. These companies and industries can be sensitive to adverse political, economic, or regulatory developments. In addition, currency issues and economic competition also can significantly affect economic growth in Hong Kong, Taiwan and China, and the Taiwanese economy can be significantly affected by the security threats from the People's Republic of China.

The following information supplements the information found under the heading "Principal Investment Risks" for Emerging Markets Fund in the "Investment Summary" section on page 4.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

The following information replaces the first bullet found under the heading "Principal Investment Strategies" for Europe Fund in the "Investment Summary" section on page 4.

  Normally investing at least 65% of total assets in securities of European issuers.

The following information replaces similar information found under the heading "Investment Objective" for Latin America Fund in the "Investment Summary" section on page 6.

Latin America Fund seeks long-term growth of capital.

The following information supplements the information found under the heading "Principal Investment Risks" for Latin America Fund in the "Investment Summary" section on page 6.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

The following information supplements the information found under the heading "Principal Investment Risks" for Southeast Asia Fund in the "Investment Summary" section on page 7.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Canada Fund in the "Investment Details" section on page 17.

FMR normally invests at least 65% of the fund's total assets in securities of Canadian issuers. FMR may also invest the fund's assets in U.S. issuers. FMR normally invests the fund's assets primarily in common stocks.

TIF-01-03 February 22, 2001
1.483702.122

The following information supplements the information found under the heading "Principal Investment Strategies" for Canada Fund in the "Investment Details" section on page 17.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Canadian market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month. As of October 31, 2000, the telephone equipment industry accounted for approximately 24% of the TSE 300.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

The following information replaces similar information found under the heading "Principal Investment Strategies" for China Region Fund in the "Investment Details" section on page 17.

FMR may invest up to 35% of the fund's total assets in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as represented by an index determined by FMR to be an appropriate measure of the market. FMR intends to measure the percentage of the index represented by each industry no less frequently than once per month. As of October 31, 2000, the commercial banking industry accounted for approximately 27% of the MSCI Golden Dragon Plus Index.

The following information supplements the information found under the heading "Principal Investment Strategies" for Emerging Markets Fund in the "Investment Details" section on page 17.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

The following information replaces similar information found under the heading "Investment Objective" for Europe Fund in the "Investment Details" section on page 17.

FMR normally invests at least 65% of the fund's total assets in securities of European issuers. Europe include Austria, Belgium, Belarus, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Norway, Poland, Portugal, Russia, Slovakia, Slovenia, Spain, Sweden, Switzerland, Turkey, and the United Kingdom. FMR normally invests the fund's assets primarily in common stocks.

The following information replaces similar information found under the heading "Investment Objective" for Latin America Fund in the "Investment Details" section on page 19.

Latin America Fund seeks long-term growth of capital.

The following information supplements the information found under the heading "Principal Investment Strategies" for Latin America Fund in the "Investment Details" section on page 19.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

The following information supplements the information found under the heading "Principal Investment Strategies" for Southeast Asia Fund in the "Investment Details" section on page 20.

Because the fund is considered non-diversified, FMR may invest a significant percentage of the fund's assets in a single issuer.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 20.

Many factors affect each fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because FMR concentrates each fund's investments in a particular country or group of countries, each fund's performance is expected to be closely tied to economic and political conditions within that country or group of countries and to be more volatile than the performance of more geographically diversified funds. Because FMR may invest a significant percentage of the assets of each of Canada Fund, China Region Fund, Latin America Fund, and Nordic Fund in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse changes in economic or political conditions. In addition, because FMR may invest a significant percentage of the assets of each of Canada Fund, China Region Fund, Emerging Markets Fund, Japan Smaller Companies Fund, Latin America Fund, Nordic Fund, and Southeast Asia Fund in a single issuer, the fund's performance could be closely tied to the market value of that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares of a fund, they could be worth more or less than what you paid for them.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 21.

The China Region economies are dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. In addition, the Taiwanese economy can be significantly affected by security threats from the People's Republic of China. The willingness and ability of the Chinese government to support the Hong Kong and Chinese economies and markets is uncertain. China has yet to develop comprehensive securities, corporate, or commercial laws, and its market is relatively new and undeveloped. Changes in government policy could significantly affect the markets in both Hong Kong and China. A small number of industries, including the commercial banking industry, represent a large portion of the Hong Kong, Taiwanese, and Chinese market as a whole. The commercial banking industry can be significantly affected by interest rate and currency fluctuations, changes in market regulation, and political and economic developments in the Asian region. The China Region market also tends to be relatively concentrated in certain issuers. For example, as of October 31, 2000, HSBC Holdings and Hutchison Whampoa Ltd. accounted for approximately 27%, and 11%, respectively, of the MSCI Golden Dragon Plus Index.

The following information replaces similar information found under the heading "Fundamental Investment Policies" for Canada Fund in the "Investment Details" section on page 22.

Canada Fund seeks growth of capital over the long term.

The following information replaces similar information found under the heading "Fundamental Investment Policies" for Europe Fund in the "Investment Details" section on page 22.

Europe Fund seeks growth of capital over the long term.

The following information replaces similar information found under the heading "Fundamental Investment Policies" for Latin America Fund in the "Investment Details" section on page 22.

Latin America Fund seeks long-term growth of capital.

The following information supplements the information found in the "Fund Distribution" section on page 34.

Each of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

The following information replaces similar information found in the "Fund Distribution" section on page 34.

To receive sales concessions and payments made pursuant to a Distribution and Service Plan, qualified recipients must sign the appropriate agreement with FDC in advance.

SUPPLEMENT TO

FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS®
FIDELITY® CANADA FUND, FIDELITY CHINA REGION FUND (formerly FIDELITY HONG KONG and CHINA FUND), FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALLER COMPANIES FUND,
FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, and
FIDELITY SOUTHEAST ASIA FUND

Funds of Fidelity Investment Trust

December 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from under the heading "Investment Limitations of Canada Fund" in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Canada Fund" in the "Investment Policies and Limitations" section on page 2.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Canadian market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Canadian market.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Canada Fund" beginning on page 2.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Canada Fund" in the "Investment Policies and Limitations" section on page 3.

For purposes of normally investing al least 65% of the fund's total assets in securities of Canadian issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces similar information found under the heading "Investment Limitations of China Region Fund" in the "Investment Policies and Limitations" section on page 3.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund may purchase the securities of any issuer, if as a result, no more than 35% of the fund's total assets would be invested in any industry that accounts for more than 20% of the Hong Kong, Taiwanese, and Chinese market as a whole, as measured by an index determined by FMR to be an appropriate measure of the Hong Kong, Taiwanese, and Chinese market.

TIFB-01-03 February 22, 2001
1.467593.115

The following information has been removed from under the heading "Investment Limitations of Emerging Markets Fund" in the "Investment Policies and Limitations" section on page 4.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Emerging Markets Fund" in the "Investment Policies and Limitations" section on page 4.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Emerging Markets Fund" beginning on page 4.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Europe Fund" in the "Investment Policies and Limitations" section on page 5.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces similar information found under the heading "Investment Limitations of Europe Fund" in the "Investment Policies and Limitations" section on page 6.

For purposes of normally investing al least 65% of the fund's total assets in securities of European issuers, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces similar information found under the heading "Investment Limitations of Europe Capital Appreciation Fund" in the "Investment Policies and Limitations" section on page 6.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information has been removed from under the heading "Investment Limitations of Latin America Fund" in the "Investment Policies and Limitations" section on page 9.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Latin America Fund" in the "Investment Policies and Limitations" section on page 10.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Latin America Fund" beginning on page 9.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

The following information replaces similar information found under the heading "Investment Limitations of Nordic Fund" in the "Investment Policies and Limitations" section on page 11.

The fund may not:

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information has been removed from under the heading "Investment Limitations of Southeast Asia Fund" in the "Investment Policies and Limitations" section on page 13.

The fund may not:

(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information replaces similar information found under the heading "Investment Limitations of Southeast Asia Fund" in the "Investment Policies and Limitations" section beginning on page 13.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following non-fundamental investment limitation supplements the information found in the "Investment Policies and Limitations" section under the heading "Investment Limitations of Southeast Asia Fund" beginning on page 13.

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 48.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section on page 49.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section on page 50.

THOMAS R. WILLIAMS (72) Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information supplements the information found in the "Distribution Services" section beginning on page 60.

The Trustees have approved Distribution and Service Plans on behalf of Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under the Plan for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund shares.

Prior to approving the Plan for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from directly engaging in the business of underwriting, selling or distributing securities. FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

The following information replaces similar information found in the "Distribution Services" section on page 61.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

Supplement to Fidelity's
Broadly Diversified
International Equity Funds
December 29, 2000
Prospectus

Shareholder Meeting. On February 14, 2001, a meeting of the shareholders of Aggressive International was held to vote on various fund proposals. This meeting was adjourned until March 14, 2001 for the fund proposals for Global Balanced, International Growth & Income, Diversified International, Overseas, and Worldwide and all trust-wide proposals. Shareholders of record on December 18, 2000 are entitled to vote at the meeting.

Included is a proposal to revise Fidelity Worldwide Fund's management fee to provide for lower fees when FMR's assets under management exceed $534 billion, to add a performance adjustment component to the management contract, and to modify the management contract subject to the requirements of the Investment Company Act of 1940.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3190 to request a free copy of the proxy statement.

The following information replaces the similar information for Aggressive International found in the table under the heading "Average Annual Returns" in the "Performance" section on page 7.

	Past 1 year	Past 5 years	Life of fund
Aggressive International	58.88%	19.04%	17.88%C
Morgan Stanley Capital International All Country (MSCI AC) World Index Free ex USA	30.91%	12.39%	10.89%C
Morgan Stanley Capital International EAFE Index	27.22%	12.98%	11.63%C
Lipper International Funds Average	40.80%	15.05%	--

C From November 1, 1994.

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 8.

Going forward, Aggressive International Fund's performance will be compared to the Morgan Stanley Capital International All Country (MSCI AC) World Index Free ex USA rather than the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, because the MSCI AC World Index Free ex USA more closely represents the fund's investment strategy.

MSCI AC World Index Free ex USA is a market capitalization weighted index that is designed to represent the performance of stock markets, excluding the United States, throughout the world.

The following information replaces the similar information found under the heading "Fund Management" in the "Fund Services" section on page 21.

For Diversified International, Aggressive International, and Overseas, the fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well Overseas has performed relative to the Morgan Stanley Capital International EAFE Index or Diversified International has performed relative to a blend of the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index and the Morgan Stanley Capital International EAFE Index or Aggressive International has performed relative to a blend of the performance of the Morgan Stanley Capital International EAFE Index and the MSCI AC World Index Free ex USA.

The following information supplements the information found under the heading "Fund Management" in the "Fund Services" section on page 22.

For the period prior to March 1, 2001, Aggressive International compared its performance to the Morgan Stanley Capital International EAFE Index. For the period beginning March 1, 2001, Aggressive International compares its performance to the MSCI AC World Index Free ex USA. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Aggressive International's performance will be compared to a blended index return that reflects the performance of the MSCI AC World Index Free ex USA for the portion of the 36 month performance measurement period beginning March 1, 2001 and the performance of the Morgan Stanley Capital International EAFE Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Morgan Stanley Capital International EAFE Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the MSCI AC World Index Free ex USA.

The following information replaces the similar information found under the heading "Fund Management" in the "Fund Services" section on page 22.

The performance adjustment rate is calculated monthly by comparing over the performance period Overseas's performance to that of the Morgan Stanley Capital International EAFE Index or Diversified International's performance to that of a blend of the performance of the Morgan Stanley Capital International GDP-Weighted EAFE Index and the Morgan Stanley Capital International EAFE Index or Aggressive International's performance to that of a blend of the performance of the Morgan Stanley Capital International EAFE Index and the MSCI AC World Index Free ex USA.

IBD-01-01 February 22, 2001
1.474896.111

SUPPLEMENT TO

FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS

Fidelity Global Balanced Fund, Fidelity International Growth & Income Fund,
Fidelity Diversified International Fund, Fidelity Aggressive International Fund (formerly International Value Fund),
Fidelity Overseas Fund, and Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

December 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found under the subheading "Investment Limitations of Aggressive International Fund" in the "Investment Policies and Limitations"section on page 5.

The fund may not:

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces similar information found under the heading "Performance Comparisons" in the "Performance" section on page 34.

Each of Overseas, International Growth & Income, and Diversified International may compare its performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE) Index, a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside of the United States and Canada. As of December 31, 1999, the index included over 860 equity securities of companies domiciled in 21 countries. The index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts. Effective October 1, 1998, the country of Malaysia was removed from this index. The index returns reflect the inclusion of Malaysia prior to October 1, 1998. Stocks are selected for this index on the basis of industry representation, liquidity, sufficient float, and avoidance of cross-ownership.

The following information supplements the information under the heading "Performance Comparisons" in the "Performance" section on page 34.

Aggressive International may compare its performance to that of the Morgan Stanley Capital International All-Country (MSCI AC) World Index Free ex U.S.A., a market capitalization-weighted index that is designed to represent the performance of stock markets, excluding the United States, throughout the world.

During the period from March 16, 2000 through December 31, 2000, Mr. Cook served as a Member of the Advisory Board. Effective January 1, 2001, Mr. Cook serves as a Member of the Board of Trustees. The following information replaces similar information found in the "Trustee and Officers" section beginning on page 36.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

During the period from June 15, 2000 through December 31, 2000, Ms. Knowles served as a Member of the Advisory Board. Effective January 1, 2001, Ms. Knowles serves as a Member of the Board of Trustees. The following information supplements the information found in the "Trustee and Officers" section beginning on page 36.

MARIE L. KNOWLES (54), Trustee. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

IBDB-01-01 February 22, 2001
1.467695.110

Effective January 1, 2001, Mr. Mann serves as Chairman of the non-interested Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 36.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

Mr. McDonough served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustee and Officers" section beginning on page 36.

GERALD C. McDONOUGH (72), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration), a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustee and Officers" section beginning on page 36.

THOMAS R. WILLIAMS (72), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

The following information replaces similar information found under the heading "Management Fees" in the "Management Contracts" section on page 41.

For the services of FMR under the management contract, Diversified International, Aggressive International, and Overseas each pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Diversified International's performance to that of a blend of the performance of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index or Aggressive International's performance to that of a blend of the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index and the Morgan Stanley Capital International All-Country World Index Free ex USA or Overseas's performance to that of the Morgan Stanley Capital International Europe, Australasia and Far East Index.

The following information replaces the first paragraphs found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 43.

Computing the Performance Adjustment. The basic fee for Diversified International, Aggressive International, and Overseas is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of a blend of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index for Diversified International, or a blend of the Morgan Stanley Capital International Europe, Australasia and Far East Index and the Morgan Stanley Capital International All-Country World Index Free ex USA for Aggressive International, or the Morgan Stanley Capital International Europe, Australasia and Far East Index for Overseas. The performance period consists of the most recent month plus the previous 35 months.

The following information supplements the information found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 43.

For the period prior to March 1, 2001, Aggressive International compares its performance to the Morgan Stanley Capital International Europe, Australasia and Far East Index (Prior Index). For the period beginning March 1, 2001, Aggressive International compares its performance to the Morgan Stanley Capital International All-Country World Index Free ex USA (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Aggressive International's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning March 1, 2001 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

The following information replaces the seventh paragraph found under the heading "Computing the Performance Adjustment" in the "Management Contracts" section on page 43.

The record of the Morgan Stanley Capital International Europe, Australasia and Far East Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Overseas's performance compared to the investment record of the Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the Morgan Stanley Capital International Europe, Australasia and Far East Index. The records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and the Morgan Stanley Capital International Europe, Australasia and Far East Index for Diversified International are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Diversified International's performance compared to the blended investment records of the Morgan Stanley Capital International GDP-Weighted Europe, Australasia and Far East Index and Morgan Stanley Capital International Europe, Australasia and Far East Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Indexes. The records of the Morgan Stanley Capital International Europe, Australasia and Far East Index and the Morgan Stanley Capital International All-Country World Index Free Ex USA for Aggressive International are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on Aggressive International's performance compared to the blended investment records of the Morgan Stanley Capital International Europe, Australasia and Far East Index and Morgan Stanley Capital International All-Country World Index Free Ex USA , the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the Indexes. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.